Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Treasury stock, shares	36,000,000	0
Common share par value	$ 0.001	$ 0.001
Common share authorized	500,000,000	500,000,000
Common share issued	54,000,000	54,000,000
Common share outstanding	18,000,000	54,000,000